EQUITY METHOD INVESTMENTS - Movement in Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Jan. 01, 2020
Equity Method Investment [Roll Forward]
Beginning balance	$ 21,483	$ 1,658
Purchase of addition stake/equity contribution	0	19,470	$ 0
Distributions received from associated companies	(450)	(150)	(1,096)
Disposals of equity method investments	(999)
Loss on disposal of equity method investments	(32)
Equity contribution	75
Share of income / (loss)	(3,678)	505
Ending Balance	$ 16,399	$ 21,483	1,658
TFG Marine [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	10.00%	0.00%					10.00%
Equity Method Investment [Roll Forward]
Beginning balance	$ 0	$ 0
Purchase of addition stake/equity contribution		0
Distributions received from associated companies	0	0
Disposals of equity method investments	0
Loss on disposal of equity method investments	0
Equity contribution	75
Share of income / (loss)	408	0
Ending Balance	$ 483	$ 0	0
Swiss Marine [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	17.50%	17.87%			17.50%	17.80%
Equity Method Investment [Roll Forward]
Beginning balance	$ 19,557	$ 0
Purchase of addition stake/equity contribution		19,470
Distributions received from associated companies	0	0
Disposals of equity method investments	0
Loss on disposal of equity method investments	(32)
Equity contribution	0
Share of income / (loss)	(4,154)	87
Ending Balance	$ 15,371	$ 19,557	$ 0
United Freight Carriers [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%	50.00%
Equity Method Investment [Roll Forward]
Beginning balance	$ 1,027	$ 772
Purchase of addition stake/equity contribution		0
Distributions received from associated companies	(450)	(150)
Disposals of equity method investments	0
Loss on disposal of equity method investments	0
Equity contribution	0
Share of income / (loss)	(32)	405
Ending Balance	$ 545	$ 1,027	$ 772
Seateam Management Pte Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	0.00%	22.19%	22.19%	22.19%
Equity Method Investment [Roll Forward]
Beginning balance	$ 899	$ 886
Purchase of addition stake/equity contribution		0
Distributions received from associated companies	0	0
Disposals of equity method investments	(999)
Loss on disposal of equity method investments	0
Equity contribution	0
Share of income / (loss)	100	13
Ending Balance	$ 0	$ 899	$ 886
Capesize Chartering Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	25.00%	25.00%	25.00%
Equity Method Investment [Roll Forward]
Beginning balance	$ 0	$ 0
Purchase of addition stake/equity contribution		0
Distributions received from associated companies	0	0
Disposals of equity method investments	0
Loss on disposal of equity method investments	0
Equity contribution	0
Share of income / (loss)	0	0
Ending Balance	$ 0	$ 0	$ 0